Right-of-use assets (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Right-of-use assets
Balance, at beginning of the period	¥ 2,552,600	¥ 2,900,860
Depreciation of right of use assets	239,787	684,462	¥ 334,193	¥ 309,606
Balance, at end of the period	2,900,860	4,172,083	2,552,600
Net book value	2,900,860	4,172,083	2,552,600
Property
Right-of-use assets
Depreciation of right of use assets	215,399	637,772	285,393	275,310
Net book value	1,215,317	2,533,228	842,574
Warehouse equipment
Right-of-use assets
Depreciation of right of use assets	1,784	1,478	3,592	3,765
Net book value	1,476		3,355
Land use right
Right-of-use assets
Depreciation of right of use assets	22,604	45,212	45,208	30,531
Net book value	1,684,067	1,638,855	1,706,671
Gross carrying amount
Right-of-use assets
Balance, at beginning of the period	2,950,550	3,445,462	2,806,182
Acquisition of a subsidiary			10,467
Additions	622,913	2,093,794	718,988
Derecognition	(113,707)	(378,482)	(620,305)
Exchange adjustments	(14,294)	3,820	35,218
Balance, at end of the period	3,445,462	5,164,594	2,950,550	2,806,182
Gross carrying amount | Property
Right-of-use assets
Balance, at beginning of the period	1,157,349	1,652,404	1,013,124
Acquisition of a subsidiary			10,467
Additions	622,913	2,093,794	718,845
Derecognition	(113,564)	(367,834)	(620,305)
Exchange adjustments	(14,294)	3,820	35,218
Balance, at end of the period	1,652,404	3,382,184	1,157,349	1,013,124
Gross carrying amount | Warehouse equipment
Right-of-use assets
Balance, at beginning of the period	10,791	10,648	10,648
Additions			143
Derecognition	(143)	(10,648)
Balance, at end of the period	10,648		10,791	10,648
Gross carrying amount | Land use right
Right-of-use assets
Balance, at beginning of the period	1,782,410	1,782,410	1,782,410
Balance, at end of the period	1,782,410	1,782,410	1,782,410	1,782,410
Accumulated depreciation
Right-of-use assets
Balance, at beginning of the period	(389,997)	(544,602)	(428,915)
Depreciation of right of use assets	(239,787)	(684,462)	(334,193)
Derecognition	79,934	237,722	384,771
Exchange adjustments	5,248	(1,169)	(11,660)
Balance, at end of the period	(544,602)	(992,511)	(389,997)	(428,915)
Accumulated depreciation | Property
Right-of-use assets
Balance, at beginning of the period	(306,822)	(437,087)	(394,540)
Depreciation of right of use assets	(215,399)	(637,772)	(285,393)
Derecognition	79,886	227,072	384,771
Exchange adjustments	5,248	(1,169)	(11,660)
Balance, at end of the period	(437,087)	(848,956)	(306,822)	(394,540)
Accumulated depreciation | Warehouse equipment
Right-of-use assets
Balance, at beginning of the period	(7,436)	(9,172)	(3,844)
Depreciation of right of use assets	(1,784)	(1,478)	(3,592)
Derecognition	48	10,650
Balance, at end of the period	(9,172)		(7,436)	(3,844)
Accumulated depreciation | Land use right
Right-of-use assets
Balance, at beginning of the period	(75,739)	(98,343)	(30,531)
Depreciation of right of use assets	(22,604)	(45,212)	(45,208)
Balance, at end of the period	(98,343)	(143,555)	(75,739)	(30,531)
Impairment
Right-of-use assets
Balance, at beginning of the period	(7,953)		(34,678)
Reversal			3,800
Derecognition	7,858		24,439
Exchange adjustments	95		1,514
Balance, at end of the period		0	(7,953)	(34,678)
Impairment | Property
Right-of-use assets
Balance, at beginning of the period	(7,953)		(34,678)
Reversal			3,800
Derecognition	7,858		24,439
Exchange adjustments	¥ 95		1,514
Balance, at end of the period		0	¥ (7,953)	¥ (34,678)
Impairment | Warehouse equipment
Right-of-use assets
Balance, at end of the period		0
Impairment | Land use right
Right-of-use assets
Balance, at end of the period		¥ 0